Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1) (3)	Average Compensation Actually Paid to Non-PEO NEOs (2) (3)	Value of Initial Fixed $100 Investment Based On:		Net Income/(Loss) (6)	AIP Adjusted Core Earnings (7)
					Total Shareholder Return (4)	Peer Group Total Shareholder Return (4) (5)
2025	8,453,113	12,279,101	1,427,340	1,772,926	131.12	209.85	162.10	178.70
2024	8,197,986	9,912,858	1,442,199	1,646,640	107.91	201.61	102.80	141.00
2023	6,135,530	4,161,252	1,258,388	1,004,322	86.59	158.97	45.00	85.50
2022	5,081,705	5,124,209	1,095,571	1,099,614	94.91	145.50	(2.60)	133.00
2021	6,118,977	5,555,002	1,299,216	1,197,525	94.97	132.12	142.80	161.70

Company Selected Measure Name	AIP adjusted core earnings
Named Executive Officers, Footnote	Represents the total compensation for our PEO, Ms. Zuraitis, and the average total compensation for our non-PEO NEOs from the Summary Compensation Table for 2025, 2024, 2023, 2022 and 2021.Our non-PEO NEOs include the following individuals for each year: for 2025, Mr. Greenier, Mr. Conklin, Mr. Carley, Mr. Desrochers, and Mr. McAnena; for 2024, Mr. Greenier, Mr. Conklin, Mr. Sharpe, Mr. McAnena, and Mr. Carley; for 2023, Mr. Conklin, Mr. Sharpe, Mr. McAnena, and Mr. Carley; for 2022, Mr. Conklin, Mr. Sharpe, Mr. Carley, and Mr. Desrochers; for 2021, Mr. Conklin, Mr. Sharpe, Mr. Carley, and Mr. Desrochers.
Peer Group Issuers, Footnote	Represents the Total Shareholder Return for S&P 500 Insurance Industry peer group.
PEO Total Compensation Amount	$ 8,453,113	$ 8,197,986	$ 6,135,530	$ 5,081,705	$ 6,118,977
PEO Actually Paid Compensation Amount	$ 12,279,101	9,912,858	4,161,252	5,124,209	5,555,002
Adjustment To PEO Compensation, Footnote	Represents the total compensation from the Summary Compensation Table for our PEO and the average total compensation for our non-PEO NEOs during 2025, 2024, 2023, 2022 and 2021 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K.

Reconciliation of Summary Compensation Table and Compensation Actually Paid		PEO
		2025	2024	2023	2022	2021
Summary Compensation Table		8,453,113	8,197,986	6,135,530	5,081,705	6,118,977
Stock and Option Awards (a)		(4,160,000)	(4,160,000)	(3,848,000)	(3,000,000)	(2,700,000)
Equity Award Adjustments (b)	Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in the Applicable Year	5,023,612	4,854,661	3,188,263	3,013,866	2,605,028
	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	2,085,810	321,552	(1,706,428)	(290,878)	(605,669)
	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	177,439	123,355	(52,628)	160,589	(13,771)
	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	699,128	575,304	444,515	158,927	150,437
Compensation Actually Paid		12,279,101	9,912,858	4,161,252	5,124,209	5,555,002

Reconciliation of Summary Compensation Table and Compensation Actually Paid		Average Non-PEO NEOs
		2025	2024	2023	2022	2021
Summary Compensation Table		1,427,340	1,442,199	1,258,388	1,095,571	1,299,216
Stock and Option Awards (a)		(340,000)	(470,000)	(518,750)	(456,250)	(431,250)
Equity Award Adjustments (b)	Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in the Applicable Year	410,630	548,553	447,408	458,634	416,695
	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	196,813	43,576	(236,456)	(52,691)	(111,510)
	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	19,730	13,228	(7,603)	27,426	(2,725)
	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	58,413	69,084	61,335	26,924	27,099
Compensation Actually Paid		1,772,926	1,646,640	1,004,322	1,099,614	1,197,525
(a) Represents the aggregate grant date fair value of all equity awards in the Stock Awards and Stock Option Awards columns in the Summary Compensation Table for the applicable year.
(b) Represents the equity award adjustments which include: the year-end fair value of any stock and option awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; the amount of the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any stock or option awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; for stock and option awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and the dollar value of any dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such stock award or included in any other component of total compensation for the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 1,427,340	1,442,199	1,258,388	1,095,571	1,299,216
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,772,926	1,646,640	1,004,322	1,099,614	1,197,525
Adjustment to Non-PEO NEO Compensation Footnote	Represents the total compensation from the Summary Compensation Table for our PEO and the average total compensation for our non-PEO NEOs during 2025, 2024, 2023, 2022 and 2021 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K.

Reconciliation of Summary Compensation Table and Compensation Actually Paid		PEO
		2025	2024	2023	2022	2021
Summary Compensation Table		8,453,113	8,197,986	6,135,530	5,081,705	6,118,977
Stock and Option Awards (a)		(4,160,000)	(4,160,000)	(3,848,000)	(3,000,000)	(2,700,000)
Equity Award Adjustments (b)	Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in the Applicable Year	5,023,612	4,854,661	3,188,263	3,013,866	2,605,028
	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	2,085,810	321,552	(1,706,428)	(290,878)	(605,669)
	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	177,439	123,355	(52,628)	160,589	(13,771)
	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	699,128	575,304	444,515	158,927	150,437
Compensation Actually Paid		12,279,101	9,912,858	4,161,252	5,124,209	5,555,002

Reconciliation of Summary Compensation Table and Compensation Actually Paid		Average Non-PEO NEOs
		2025	2024	2023	2022	2021
Summary Compensation Table		1,427,340	1,442,199	1,258,388	1,095,571	1,299,216
Stock and Option Awards (a)		(340,000)	(470,000)	(518,750)	(456,250)	(431,250)
Equity Award Adjustments (b)	Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in the Applicable Year	410,630	548,553	447,408	458,634	416,695
	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	196,813	43,576	(236,456)	(52,691)	(111,510)
	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	19,730	13,228	(7,603)	27,426	(2,725)
	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	58,413	69,084	61,335	26,924	27,099
Compensation Actually Paid		1,772,926	1,646,640	1,004,322	1,099,614	1,197,525
(a) Represents the aggregate grant date fair value of all equity awards in the Stock Awards and Stock Option Awards columns in the Summary Compensation Table for the applicable year.
(b) Represents the equity award adjustments which include: the year-end fair value of any stock and option awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; the amount of the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any stock or option awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; for stock and option awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and the dollar value of any dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such stock award or included in any other component of total compensation for the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Core earnings •Return on equity •Total shareholder return •Insurance premiums and contract charges earned
Total Shareholder Return Amount	$ 131.12	107.91	86.59	94.91	94.97
Peer Group Total Shareholder Return Amount	209.85	201.61	158.97	145.50	132.12
Net Income (Loss)	$ 162,100,000	$ 102,800,000	$ 45,000,000.00	$ (2,600,000)	$ 142,800,000
Company Selected Measure Amount	178,700,000	141,000,000.00	85,500,000	133,000,000.00	161,700,000
PEO Name	Ms. Zuraitis
Additional 402(v) Disclosure	Total Shareholder Return for each fiscal year is based on a $100 common equity investment at the close of December 31, 2020 measuring through and including the end of the applicable year.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year. Result is rounded to the nearest million dollars.Represents the most important financial performance measure not otherwise reported in the above table that is used by the Company to link actual compensation paid during the most recent fiscal year to the Company’s performance, as required pursuant to Item 402(v) of Regulation S-K. The Company-selected measure is AIP adjusted core earnings, which is the Company’s net income calculated in accordance with GAAP adjusted to exclude the items described in the CD&A. Result is rounded to the nearest million dollars.
Measure:: 1
Pay vs Performance Disclosure
Name	Core earnings
Measure:: 2
Pay vs Performance Disclosure
Name	eturn on equity
Measure:: 3
Pay vs Performance Disclosure
Name	Total shareholder return
Measure:: 4
Pay vs Performance Disclosure
Name	Insurance premiums and contract charges earned
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,160,000)	$ (4,160,000)	$ (3,848,000)	$ (3,000,000)	$ (2,700,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,023,612	4,854,661	3,188,263	3,013,866	2,605,028
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,085,810	321,552	(1,706,428)	(290,878)	(605,669)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,439	123,355	(52,628)	160,589	(13,771)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	699,128	575,304	444,515	158,927	150,437
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(340,000)	(470,000)	(518,750)	(456,250)	(431,250)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	410,630	548,553	447,408	458,634	416,695
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,813	43,576	(236,456)	(52,691)	(111,510)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,730	13,228	(7,603)	27,426	(2,725)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 58,413	$ 69,084	$ 61,335	$ 26,924	$ 27,099